Annual Fund Operating Expenses - SteelPath MLP Select 40	Mar. 30, 2021	[1]
Class A
Operating Expenses:
Management Fees	0.70%
Distribution and/or Service (12b-1) Fees	0.25%
Deferred Income Tax Expense	none	[2]
Interest Expense	0.05%
Other Expenses	0.25%
Total Other Expenses	0.30%
Total Annual Fund Operating Expenses	1.25%
Fee Waiver and/or Expense Reimbursement	0.06%	[3]
Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement	1.19%
Class C
Operating Expenses:
Management Fees	0.70%
Distribution and/or Service (12b-1) Fees	1.00%
Deferred Income Tax Expense	none	[2]
Interest Expense	0.05%
Other Expenses	0.25%
Total Other Expenses	0.30%
Total Annual Fund Operating Expenses	2.00%
Fee Waiver and/or Expense Reimbursement	0.06%	[3]
Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement	1.94%
Class R
Operating Expenses:
Management Fees	0.70%
Distribution and/or Service (12b-1) Fees	0.50%
Deferred Income Tax Expense	none	[2]
Interest Expense	0.05%
Other Expenses	0.25%
Total Other Expenses	0.30%
Total Annual Fund Operating Expenses	1.50%
Fee Waiver and/or Expense Reimbursement	0.06%	[3]
Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement	1.44%
Class Y
Operating Expenses:
Management Fees	0.70%
Distribution and/or Service (12b-1) Fees	none
Deferred Income Tax Expense	none	[2]
Interest Expense	0.05%
Other Expenses	0.25%
Total Other Expenses	0.30%
Total Annual Fund Operating Expenses	1.00%
Fee Waiver and/or Expense Reimbursement	0.06%	[3]
Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement	0.94%
Class R5
Operating Expenses:
Management Fees	0.70%
Distribution and/or Service (12b-1) Fees	none
Deferred Income Tax Expense	none	[2]
Interest Expense	0.05%
Other Expenses	0.12%
Total Other Expenses	0.17%
Total Annual Fund Operating Expenses	0.87%
Fee Waiver and/or Expense Reimbursement	none	[3]
Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement	0.87%
Class R6
Operating Expenses:
Management Fees	0.70%
Distribution and/or Service (12b-1) Fees	none
Deferred Income Tax Expense	none	[2]
Interest Expense	0.05%
Other Expenses	0.12%
Total Other Expenses	0.17%
Total Annual Fund Operating Expenses	0.87%
Fee Waiver and/or Expense Reimbursement	none	[3]
Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement	0.87%

[1]	Expenses have been restated to reflect current fees.
[2]	“Deferred Income Tax Expense” represents an estimate of the Fund’s potential tax expense if it were to recognize the unrealized gains in the portfolio. The Fund accrues deferred tax liability for its future tax liability associated with the capital appreciation of its investments and the distributions received by the Fund considered to be a return of capital and for any net operating gains. The Fund’s accrued deferred income tax liability if any, is reflected each day in the Fund’s net asset value per share. An estimate of deferred income tax expense depends upon the Fund’s investment income/(loss) and realized and unrealized gains/(losses) on investments and such expenses may vary greatly from day to day, month to month and year to year depending on the nature of the Fund’s investments, the performance of those investments and general market conditions. Therefore, an estimate of deferred income tax expense cannot be reliably predicted from year to year.
[3]	Invesco Advisers, Inc. (Invesco or the Adviser) has contractually agreed to waive advisory fees and/or reimburse expenses to the extent necessary to limit Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement (excluding deferred income tax expense, tax expense, interest expense and certain other items discussed in the SAI) of Class A, Class C, Class R, Class Y, Class R5 and Class R6 shares to 1.10%, 1.85%, 1.35%, 0.85%, 0.84% and 0.79%, respectively, of the Fund's average daily net assets (the “expense limits”). Unless Invesco continues the fee waiver agreement, it will terminate on March 31, 2022. During its term, the fee waiver agreement cannot be terminated or amended to increase the expense limits without approval of the Board of Trustees.